Document and Entity Information	Jul. 26, 2023
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jul. 26, 2023
Securities Act File Number	001-35589
Entity Registrant Name	FS BANCORP, INC.
Entity Incorporation, State or Country Code	WA
Entity Tax Identification Number	45-4585178
Entity Address, Address Line One	6920 220th Street SW
Entity Address, City or Town	Mountlake Terrace
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98043
City Area Code	425
Local Phone Number	771-5299
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	FSBW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001530249
Amendment Flag	false